ADVANCED SERIES TRUST

 Supplement dated September 23, 2009 to the Prospectus dated May 1, 2009.

This supplement sets forth certain changes to the Prospectus of Advanced Series Trust (the Fund) dated May 1, 2009 with respect to the indicated Portfolios of the Trust. The portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your contract, please refer to your contract prospectus. The following should be read in conjunction with the Trust’s Prospectus and Statement of Additional Information and should be retained for future reference.

I.	AST Jennison Large-Cap Value Portfolio and AST Jennison Large-Cap Growth Portfolio

The following discussion highlights the investment goal, primary investments, and principal investment strategies of, and the principal risks associated with an investment in, the AST Jennison Large-Cap Value Portfolio (the Jennison Value Portfolio) and the AST Jennison Large-Cap Growth Portfolio (the Jennison Growth Portfolio and, together with the Jennison Value Portfolio, the Portfolios). Various “Funds of Funds” (as defined in the Trust’s prospectus dated May 1, 2009) may invest in the Portfolios beginning on or about September 25, 2009.

Investment Objective of AST Jennison Large-Cap Value Portfolio. The investment objective of the AST Jennison Large-Cap Value Portfolio will be to seek capital appreciation. While every effort will be made to achieve the Jennison Value Portfolio's investment objective, success cannot be guaranteed.

Principal Investment Policies of AST Jennison Large-Cap Value Portfolio. The Jennison Value Portfolio will invest at least 80% of its investable assets in the equity and equity-related securities of large-capitalization companies under normal market conditions. For these purposes, large capitalization companies will be defined as those companies with market capitalizations (measured at the time of purchase) within the market capitalization of the Russell 1000® Index. The Russell 1000® Index had an average market capitalization of approximately $61.8 billion as of April 30, 2009, and the largest company by market capitalization was approximately $331.8 billion as of that date. The size of the companies in the Russell 1000® Index will change with market conditions. In deciding which equity securities to buy for the Jennison Value Portfolio, the Subadviser will use what is known as a value investment style. That is, Jennison will invest in common stocks of companies that it believes are being valued at a discount to their true worth, as defined by the value of their earnings, free cash flow, the value of their assets, their private market value, or some combination of these factors.

In addition to the investment strategy of using a value investment style to invest in the common stocks of large companies, Jennison also may use the following additional investment strategies to try to increase the investment returns of the Jennison Value Portfolio or to protect its assets if market conditions warrant.

Preferred Stocks and Other Equity-Related Securities. The Jennison Value Portfolio may invest in preferred stocks and other equity-related securities of large companies. Preferred stocks represent shares of ownership in a company (like common stocks). Equity-related securities include securities that may be converted into or exchanged for common stock or the cash value of common stock—known as convertible securities—like rights and warrants. The Jennison Value Portfolio may also invest in American Depositary Receipts (ADRs) and similar receipts or shares traded in U.S. markets. ADRs are dollar-denominated certificates—usually issued by a U.S. bank or trust company—that represent an equity investment in a foreign company or some other foreign issuer. ADRs and similar receipts will be considered by the Jennison Value Portfolio to be equity-related securities. Other equity-related securities in which the Jennison Value Portfolio may invest include investments in various types of business ventures, including partnerships and joint ventures.

Foreign Securities. The Jennison Value Portfolio may invest up to 30% of its total assets in foreign securities, including money market instruments, common stocks, preferred stocks, other equity-related securities, and debt obligations. The Jennison Value Portfolio does not consider ADRs, American Depository Shares (ADSs) and other similar receipts or shares traded in U.S. markets to be foreign securities.

Real Estate Investment Trusts. The Jennison Value Portfolio may invest the equity and/or debt securities of REITs. REITs invest primarily in real estate and distribute almost all of their income—most of which comes from rents, mortgages and gains on sales of property—to shareholders.

Derivatives Strategies. The Jennison Value Portfolio may, but is not required to, use derivative instruments for risk management purposes, cash management purposes, or as part of its investment strategies. Generally, a derivative is a financial contract, the value of which depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies, or currency exchange rates, and related indexes. Examples of derivatives (without limitation) include options, futures, forward agreements (including, but not limited to, foreign currency forward contracts), swap agreements (including, but not limited to, interest rate and credit default swaps), and credit-linked securities. The Jennison Value Portfolio may use derivatives to earn income and enhance returns, to manage or adjust its risk profile, to replace more traditional direct investments, or to obtain exposure to certain markets. The Investment Managers and Jennison cannot guarantee that these strategies and techniques will work, that the instruments necessary to implement these strategies and techniques will be available, or that the Jennison Value Portfolio will not lose money.

Debt Obligations. Under normal circumstances, up to 20% of the Jennison Value Portfolio's total assets may be invested in debt obligations, including, without limitation, debt obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities, corporate bonds, and mortgage-related securities. When acquiring these types of securities for the Jennison Value Portfolio, the Subadviser will normally invest in obligations rated investment grade by a major rating service (such as Baa/BBB or better by Moody's Investors Service, Inc. (Moody's) or Standard & Poor's Ratings Services (S&P), respectively). Obligations rated in the lowest investment grade category (Baa/BBB) have speculative characteristics. The Jennison Value Portfolio may, however, also invest up to 10% of its total assets in obligations rated below investment grade by Moody's and S&P. Debt securities rated below investment grade are considered to be predominately speculative with respect to an issuer's capacity to pay interest and repay principal in accordance with the terms of such obligations. Jennison may also invest in instruments that are not rated, but which it believes are of comparable quality to the instruments described above.

Portfolio Turnover. The Jennison Value Portfolio may actively and frequently trade its portfolio securities. This may occur due to active portfolio management by Jennison. This may also occur in response to large-scale purchases and redemptions of Jennison Value Portfolio shares initiated: (i) by other Trust Portfolios that hold Portfolio shares as part of their investment program (such Trust Portfolios being referred to herein from time to time as Funds of Funds) or (ii) by operation of the terms of the relevant variable annuity contracts or variable life insurance policies (collectively, the Contracts) that use the Portfolio as an investment vehicle. For more details, please see the information in the "Principal Risks of the Portfolios" section below under the sub-headings "Fund of Funds Risk" and "Asset Transfer Program Risk."

Money Market Instruments. The Jennison Value Portfolio also may invest in money market instruments. These include the commercial paper of corporations, the obligations of banks, certificates of deposit and obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities or a foreign government. The Jennison Value Portfolio will purchase money market instruments only in one of the two highest short-term quality ratings of a major rating service.

Temporary Defensive Investments. In response to adverse market, economic or political conditions, the Jennison Value Portfolio may take a temporary defensive position and invest up to 100% of its assets in: (i) money market instruments, (ii) high-quality obligations of domestic or foreign banks and corporations, and (iii) cash or cash equivalents. Investing heavily in these securities limits the ability of the Jennison Value Portfolio to achieve its investment objective, but can help to preserve its assets.

Investment Objective and Principal Investment Policies of AST Jennison Large-Cap Growth Portfolio

Investment Objective of AST Jennison Large-Cap Growth Portfolio. The investment objective of AST Jennison Large-Cap Growth Portfolio will be to seek long-term growth of capital. While every effort will be made to achieve the Jennison Growth Portfolio's investment objective, success cannot be guaranteed.

Principal Investment Policies of AST Jennison Large-Cap Growth Portfolio. The Jennison Growth Portfolio will invest at least 80% of its investable assets in the equity and equity-related securities of large-capitalization companies under normal market conditions. For these purposes, large capitalization companies will be defined as those companies with market capitalizations (measured at the time of purchase) within the market capitalization of the Russell 1000® Index. The Russell 1000® Index had an average market capitalization of approximately $61.8 billion as of April 30, 2009, and the largest company by market capitalization was approximately $331.8 billion as of that date. The size of the companies in the Russell 1000® Index will change with market conditions. In deciding which equity securities to buy for the Jennison Growth Portfolio, the Subadviser will use what is known as a growth investment style. This means that Jennison focuses on common stocks that it believes could experience superior sales or earnings growth, or high returns on equity and assets. The companies in which the Subadviser will invest generally tend to have a unique market niche, a strong new product profile or superior management.

In addition to the investment strategy of using a growth investment style to invest in the common stocks of large companies, Jennison also may use the following additional investment strategies to try to increase the investment returns of the Jennison Growth Portfolio or to protect its assets if market conditions warrant.

Preferred Stocks and Other Equity-Related Securities. The Jennison Growth Portfolio may invest in preferred stocks and other equity-related securities of large companies. Preferred stocks represent shares of ownership in a company (like common stocks). Equity-related securities include securities that may be converted into or exchanged for common stock or the cash value of common stock—known as convertible securities—like rights and warrants. The Jennison Growth Portfolio may also invest in ADRs and similar receipts or shares traded in U.S. markets. ADRs are dollar-denominated certificates—usually issued by a U.S. bank or trust company—that represent an equity investment in a foreign company or some other foreign issuer. ADRs and similar receipts will be considered by the Jennison Growth Portfolio to be equity-related securities. Other equity-related securities in which the Jennison Growth Portfolio may invest include investments in various types of business ventures, including partnerships and joint ventures.

Foreign Securities. The Jennison Growth Portfolio may invest up to 30% of its total assets in foreign securities, including money market instruments, common stocks, preferred stocks, other equity-related securities, and debt obligations. The Jennison Growth Portfolio does not consider ADRs, ADSs and other similar receipts or shares traded in U.S. markets to be foreign securities.

Real Estate Investment Trusts. The Jennison Growth Portfolio may invest the equity and/or debt securities of REITs. REITs invest primarily in real estate and distribute almost all of their income—most of which comes from rents, mortgages and gains on sales of property—to shareholders.

Derivatives Strategies. The Jennison Growth Portfolio may, but is not required to, use derivative instruments for risk management purposes, cash management purposes, or as part of its investment strategies. Generally, a derivative is a financial contract, the value of which depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies, or currency exchange rates, and related indexes. Examples of derivatives (without limitation) include options, futures, forward agreements (including, but not limited to, foreign currency forward contracts), swap agreements (including, but not limited to, interest rate and credit default swaps), and credit-linked securities. The Jennison Growth Portfolio may use derivatives to earn income and enhance returns, to manage or adjust its risk profile, to replace more traditional direct investments, or to obtain exposure to certain markets. The Investment Managers and Jennison cannot guarantee that these strategies and techniques will work, that the instruments necessary to implement these strategies and techniques will be available, or that the Jennison Growth Portfolio will not lose money.

Debt Obligations. Under normal circumstances, up to 20% of the Jennison Growth Portfolio's total assets may be invested in debt obligations, including, without limitation, debt obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities, corporate bonds, and mortgage-related securities. When acquiring these types of securities for the Jennison Growth Portfolio, the Subadviser will normally invest in obligations rated investment grade by a major rating service (such as Baa/BBB or better by Moody's or S&P, respectively). Obligations rated in the lowest investment grade category (Baa/BBB) have speculative characteristics. Jennison may also invest in instruments that are not rated, but which it believes are of comparable quality to the instruments described above.

Portfolio Turnover The Jennison Growth Portfolio may actively and frequently trade its portfolio securities. This may occur due to active portfolio management by Jennison. This may also occur in response to large-scale purchases and redemptions of Jennison Growth Portfolio shares initiated: (i) by other Trust Portfolios that hold Portfolio shares as part of their investment program (such Trust Portfolios being referred to herein from time to time as Funds of Funds) or (ii) by operation of the terms of the relevant variable annuity contracts or variable life insurance policies (collectively, the Contracts) that use the Portfolio as an investment vehicle. For more details, please see the information in the "Principal Risks of the Portfolios" section below under the sub-headings "Fund of Funds Risk" and "Asset Transfer Program Risk."

Money Market Instruments. The Jennison Growth Portfolio also may invest in money market instruments. These include the commercial paper of corporations, the obligations of banks, certificates of deposit and obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities or a foreign government. The Jennison Growth Portfolio will purchase money market instruments only in one of the two highest short-term quality ratings of a major rating service.

Temporary Defensive Investments. In response to adverse market, economic or political conditions, the Jennison Growth Portfolio may take a temporary defensive position and invest up to 100% of its assets in: (i) money market instruments, (ii) high-quality obligations of domestic or foreign banks and corporations, and (iii) cash or cash equivalents. Investing heavily in these securities limits the ability of the Jennison Growth Portfolio to achieve its investment objective, but can help to preserve its assets.

Principal Risks of the Portfolios

General. Investments in the Portfolios are not guaranteed. At any time, an investment in a mutual fund may be worth more or less than the price an investor originally paid for it. Investors may lose money by investing in a Portfolio because: (i) the value of the investments it owns changes, sometimes rapidly and unpredictably; (ii) a Portfolio is not successful in reaching its goal because of its strategy or because it did not implement its investment strategy properly; or (iii) unforeseen occurrences in the securities markets negatively affect the Portfolio.

An investment in each Portfolio will be subject to all of the principal risks described below, except that an investment in the Jennison Value Portfolio will not be subject to growth style risk while an investment in the Jennison Growth Portfolio will not be subject to value style risk or junk bond risk.

Market Risk

Selection Risk

Equity and Equity-Related Securities Risk

Value Style Risk (Jennison Value Portfolio only)

Growth Style Risk (Jennison Growth Portfolio only)

Foreign Investment Risk

Derivatives Risk

Hedging Risk

Fund of Funds Risk

Asset Transfer Program Risk

Portfolio Turnover Risk

Credit Risk

Interest Rate Risk

"Junk Bond" Risk (Jennison Value Portfolio only)

These principal risks are described in greater detail in the Trust’s prospectus dated May 1, 2009 under the captions "Principal Risks” and “Principal Risks: Funds of Funds."

ASTSUP3